NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
NET LOSS PER SHARE

14.NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2022, 2023 and 2024 are calculated as follows:

	Years ended December 31,
	2022	2023	2024
Numerator:
Net loss attributable to ordinary shareholders	$(12,648)	$(31,632)	$(36,144)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	19,976,596	26,593,673	30,538,378
Net loss per share – basic and diluted	$(0.63)	$(1.19)	$(1.18)

For the years ended December 31, 2022, 2023, and 2024, the effects of all outstanding share options and warrants have been excluded from the computation of diluted loss per share as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Years ended December 31,
	2022	2023	2024
Outstanding share options	3,576,403	4,202,087	5,130,218
Outstanding warrants	169,302	978,673	876,445
Total	3,745,705	5,180,760	6,006,663